Acquisition (Tables)	9 Months Ended
Dec. 25, 2020
Business Combinations [Abstract]
Summary of Preliminary Purchase Price Allocation

The following table summarizes the preliminary purchase price allocation recorded:

Estimated fair value of consideration:
Base purchase price	$27,281
Contingent Consideration	7,800

Total estimated fair value of consideration	$35,081

Estimated fair value of assets acquired and liabilities assumed:
Net working capital	$4,064
Property and equipment	57
Finite-life intangible assets	13,600
Indefinite-life intangible assets	2,400
Deferred tax liability	(3,843)
Goodwill	18,803

Allocated purchase price	$35,081

Schedule of Finite-Lived Intangible Assets Acquired

The following table presents the estimated fair values and useful lives of the identifiable finite-life intangible assets acquired:

	Useful Life	Fair value
Completed technology	12 years	$13,100
Customer relationships	6 years	300
Trademarks	5 years	200

		$13,600